Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Auditors remuneration [line items]
Total assurance services	$ 14,753	$ 15,224	$ 14,050
Total other services	0	498	180
Total fees	14,753	15,722	14,230
Parent [member]
Auditors remuneration [line items]
Total assurance services	10,295	10,558	9,700
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Total assurance services	551	534	551
Audit-related assurance services required by legislation to be provided by the auditor [Member]
Auditors remuneration [line items]
Total assurance services	1,814	1,871	1,808
Other assurance and agreed-upon procedures under legislation or contractual arrangements [Member]
Auditors remuneration [line items]
Total assurance services	$ 2,093	$ 2,261	$ 1,991